SHORT-TERM BORROWINGS AND LONG-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Bank Loans [Abstract]
Schedule of Long Term Debt
	Interest rate per	December 31, 2017		December 31, 2016
Lender	annum	RMB	US$	RMB
BANK LOANS
Bank of SPD.
- November 16, 2016 to November16, 2017	5.22%	-	-	15,000
Bank of Weifang.
- July 15, 2016 to July 15, 2017	7.5%	-	-	19,500
- July 15, 2016 to July 15, 2017	7.5%	-	-	15,000
- July 20, 2016 to July 20, 2017	7.5%	-	-	6,400
- July 20, 2016 to July 20, 2017	7.5%	-	-	1,800
- July 20, 2016 to July 20, 2017	7.5%	-	-	2,300
- July 28, 2017 to July 28, 2018	6.5%	50,000	7,685	-
Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	4.41%	-	-	3,300
		50,000	7,685	63,300
Less: amounts classified as short-term loan		(50,000)	(7,685)	(60,000)
Less: long-term loan, current portion;		-	-	(3,300)
Long-term Loan		-	-	-

Schedule of Bank Loans Outstanding
	December 31, 2017		December 31, 2016	December 31, 2015
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	50,000	7,685	60,000
Bills receivable	-	-	-	-
Guarantee company	-	-	3,300	6,650
Restricted cash		-
	50,000	7,685	63,330	6,650